Fee and commission expenses (Tables)	12 Months Ended
Dec. 31, 2022
Fee and commission expenses
Schedule of fee and commission expense

	2020	2021	2022

Credit and debit cards	2,741	3,938	4,964
Checks and others	43	48	68
Collections and transactional services	291	305	254
Fund management	1	1	1
Capital markets and securities activities	173	202	296
Financial advisory services	5	6	6
Correspondent services	791	802	674
Other fees and commissions	2,688	2,847	3,000
	6,733	8,149	9,263